UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
                                              --------------

Check here if Amendment [X]; Amendment Number:    10
         This Amendment (Check only one.): [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Waveland International, Ltd.
Address:          1850 Second Street, Suite 201
                  Highland Park, Illinois   60035

Form 13F File Number: 28-05459

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David S. Richter
Title:   Director
Phone:   (312) 739-2138


Signature, Place, and Date of Signing:

/s/ David S. Richter              Chicago, Illinois          August 14, 2002
---------------------------    ------------------------       ---------------
          [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   3
                                            ------------------

Form 13F Information Table Entry Total:             35
                                            ------------------

Form 13F Information Table Value Total:         $  82,958
                                            -------------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.       Form 13F File Number         Name

          1        28-05461                     Clincher Capital Corporation
         -----------------------------------------------------------------------

          2        28-05463                     David  S. Richter
         -----------------------------------------------------------------------

          3        28-10090                     Waveland Capital Management, LLC
         -----------------------------------------------------------------------


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                                                                 Form 13F Information Table
-----------------------------------------------------------------------------------------------------------------------------------
       Column 1              Column 2    Column 3   Column 4             Column 5   Column 6    Column 7            Column 8
----------------------------- ---------- ---------------------- --------------------------- ------------------ --------------------
    Name of Issuer           Title of      CUSIP    Value      Shrs or    Sh/ Put/  Investment    Other
                              Class                (X$1000)    Prn Amt    Prn Call  Discretion   Managers       Voting Authority
-----------------------------------------------------------------------------------------------------------------------------------
AES CORPORATION               COM        00130H105     813     150,000     SH       DEFINED     , 2, 3     150,000
-----------------------------------------------------------------------------------------------------------------------------------
CIGNA CORP                    COM        125509109   7,794      80,000     SH       DEFINED     , 2, 3      80,000
-----------------------------------------------------------------------------------------------------------------------------------
COMVERSE TECHNOLOGY INC       COM        205862402     926     100,000     SH       DEFINED     , 2, 3     100,000
----------------------------- -----------------------------------------------------------------------------------------------------
THE CRONOS GROUP              ORD        L20708100     490     119,597     SH       DEFINED     1, 2, 3    119,597
-----------------------------------------------------------------------------------------------------------------------------------
CITIZENS COMMUNICATIONS       COM        17453B101   2,932     350,700     SH       DEFINED     1, 2, 3    350,700
COMPANY
-----------------------------------------------------------------------------------------------------------------------------------
DEAN FOODS CO                 COM        242370104   3,536      94,800     SH       DEFINED     1, 2, 3     94,800
-----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS       CL A       278762109     742      40,000     SH       DEFINED     1, 2, 3     40,000
----------------------------- -----------------------------------------------------------------------------------------------------
AMDOCS LTD                    ORD        G02602103     529      70,000     SH       DEFINED     1, 2, 3     70,000
-----------------------------==----------------------------------------------------------------------------------------------------
DYCOM INDUSTRIES, INC.        COM        267475101   4,622     395,400     SH       DEFINED     1, 2, 3    395,400
-----------------------------------------------------------------------------------------------------------------------------------
VISX, INC.                    COM        92844S105     125      11,500     SH       DEFINED     1, 2, 3     11,500
-----------------------------------------------------------------------------------------------------------------------------------
FMC CORP                      COM        302491303   2,112      70,000     SH       DEFINED     1, 2, 3     70,000
-----------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE              COM        36866W106   3,827     710,000     SH       DEFINED     1, 2, 3    710,000
INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------------
HEARTLAND PARTNERS            UT LTD     422357103     224      18,151     SH       DEFINED     1, 2, 3     18,151
                              PARTNER
-----------------------------------------------------------------------------------------------------------------------------------
IMPERIAL CREDIT               COM        452729106      84   3,225,100     SH       DEFINED     1, 2, 3  3,225,100
----------------------------- -----------------------------------------------------------------------------------------------------
INTERACTIVE DATA CORP         COM        45840J107   4,664     316,400     SH       DEFINED     1, 2, 3    316,400
-----------------------------------------------------------------------------------------------------------------------------------
IDT CORP                      COM        448947101   1,283      75,800     SH       DEFINED     1, 2, 3     75,800
-----------------------------------------------------------------------------------------------------------------------------------
IDT CORP CLASS B SHARES       CL B       448947309   1,623     100,800     SH       DEFINED     1, 2, 3    100,800
-----------------------------------------------------------------------------------------------------------------------------------
IHOP CORP                     COM        449623107   2,745      93,200     SH       DEFINED     1, 2, 3     93,200
-----------------------------------------------------------------------------------------------------------------------------------
JUPITER MEDIA METRIX INC      COM        48206U104       7      30,100     SH       DEFINED     1, 2, 3     30,100
-----------------------------------------------------------------------------------------------------------------------------------
JOY GLOBAL INC                COM        481165108   1,788     103,100     SH       DEFINED     1, 2, 3    103,100
-----------------------------------------------------------------------------------------------------------------------------------
LAKES ENTERTAINMENT INC.      COM        51206P109   3,758     555,900     SH       DEFINED     1, 2, 3    555,900
-----------------------------------------------------------------------------------------------------------------------------------
MATTEL, INC.                  COM        577081102   3,900     185,000     SH       DEFINED     1, 2, 3    185,000
-----------------------------------------------------------------------------------------------------------------------------------
MARTHA STEWART LIVING         CL A       573083102   1,147     100,000     SH       DEFINED     1, 2, 3    100,000
-----------------------------------------------------------------------------------------------------------------------------------
MAXXAM GROUP, INC.            COM        577913106   2,401     217,300     SH       DEFINED     1, 2, 3    217,300
-----------------------------------------------------------------------------------------------------------------------------------
NOVELL INC                    COM        670006105   3,789   1,180,400     SH       DEFINED     1, 2, 3  1,180,400
-----------------------------------------------------------------------------------------------------------------------------------
NETRATINGS INC                COM        64116M108   2,857     312,200     SH       DEFINED     1, 2, 3    312,200
----------------------------==-----------------------------------------------------------------------------------------------------
NATUZZI S.P.A.                ADR        63905A101     395      26,000     SH       DEFINED     1, 2, 3     26,000
-----------------------------------------------------------------------------------------------------------------------------------
NEWELL RUBBERMAID, INC.       COM        651229106   3,155      90,000     SH       DEFINED     1, 2, 3     90,000
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
READERS DIGEST ASSN           CL A NON   755267101   3,933     210,000     SH       DEFINED     1, 2, 3                     210,000
                              VTG
-----------------------------------------------------------------------------------------------------------------------------------
BOCA RESORTS                  CL A       09688T106   9,879     745,600     SH       DEFINED     1, 2, 3    745,600
-----------------------------------------------------------------------------------------------------------------------------------
STILWELL FINANCIAL INC        COM        860831106   1,820     100,000     SH       DEFINED     1, 2, 3    100,000
-----------------------------------------------------------------------------------------------------------------------------------
THE TOPPS COMPANY             COM        890786106   1,130     112,292     SH       DEFINED     1, 2, 3    112,292
-----------------------------------------------------------------------------------------------------------------------------------
WYNDHAM INTERNATIONAL, INC.   CL A       983101106     154     133,100     SH       DEFINED     1, 2, 3    133,100
-----------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE              CALL       36866W906     270      50,000         CALL DEFINED     1, 2, 3                      50,000
INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE              CALL       36866W906   3,504     650,000         CALL DEFINED     1, 2, 3                     650,000
INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------------
---------------------

---------------------